Principal Accounting Policies (Details 3) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) agreement	Dec. 31, 2020 CNY (¥) agreement
Restricted cash
Total restricted cash	¥ 2,878.0	¥ 3,051.4
Number of other lien arrangements | agreement	0	0
Customer deposit | NetEase Pay
Restricted cash
Total restricted cash	¥ 2,091.3	¥ 1,722.0
Pledge deposits for short-term bank borrowings
Restricted cash
Total restricted cash		1,295.0
Deposit required by the PRC government authorities related to Youdao's educational services | Youdao
Restricted cash
Total restricted cash	749.8
Others
Restricted cash
Total restricted cash	¥ 36.9	¥ 34.4